Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 272	$ 194
Provision for credit losses
Originations	39	43
Maturities	(43)	(38)
Changes in risk, parameters and exposures	213	173
Write-offs	(124)	(98)
Recoveries	20	14
Exchange rate and other	(26)	(16)
Balance at end of period	351	272
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	80	70
Provision for credit losses
Transfers to Stage 1	54	35
Transfers to Stage 2	(23)	(20)
Transfers to Stage 3	(1)	(1)
Originations	39	43
Maturities	(19)	(17)
Changes in risk, parameters and exposures	(41)	(31)
Exchange rate and other	6	1
Balance at end of period	95	80
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	86	66
Provision for credit losses
Transfers to Stage 1	(54)	(35)
Transfers to Stage 2	23	20
Transfers to Stage 3	(14)	(10)
Maturities	(24)	(21)
Changes in risk, parameters and exposures	98	65
Exchange rate and other	2	1
Balance at end of period	117	86
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	106	58
Provision for credit losses
Transfers to Stage 3	15	11
Changes in risk, parameters and exposures	156	139
Write-offs	(124)	(98)
Recoveries	20	14
Exchange rate and other	(34)	(18)
Balance at end of period	$ 139	$ 106